                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 1999

 Check here if Amendment [ ]; Amendment Number:
                                                --------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

 Institutional Investment Manager Filing this Report:

 Name:    Oberweis Asset Management, Inc.

 Address: 951 Ice Cream Dr., Suite 200
          North Aurora, IL  60542

 Form 13F File Number:  28-4688

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person signing this Report on Behalf of Reporting Manager:

 Name:    Patrick B. Joyce

 Title:   Executive Vice President

 Phone:   (800) 323-6166


 Signature, Place, and Date of Signing:

 _________________________   North Aurora, IL              April 19, 1999
 [Signature]                 [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-4688                      _________________________________
     [Repeat as necessary.]

                                                             FORM 13F
                                                          March 31, 1999

                                                                         Value   Shares/ Sh/     Put/    Invstmt
       Name of Issuer               Title of class            CUSIP     (x$1000) Prn Amt Prn     Call    Dscretn Managers
---------------------------         --------------          ---------   -------- ------- ---     ----    ------- ----------
D ASV Inc.                                 com              001963107        434   25000  SH                Sole
D ATI Technologies Inc.                    com              001941103        499   32600  SH                Sole
D Abacus Direct Corp.                      com              002553105       1517   18500  SH                Sole
D Abercrombie & Fitch Co.                  com              002896207        572    6200  SH                Sole
D Action Performance                       com              004933107        602   20000  SH                Sole
D Advance Paradigm Inc.                    com              007491103       8120  128500  SH                Sole
D Advanced Communication                   com              00750X109        521   44800  SH                Sole
D Akorn, Inc.                              com              009728106        208   50000  SH                Sole
D America On Line                          com              02364J104       1000    6800  SH                Sole
D American Eagle Outfitters                com              02553D108       3029   42250  SH                Sole
D American Healthcorp, Inc.                com              02649V104        114   15000  SH                Sole
D American Xtal Technology                 com              030514103       2032   90300  SH                Sole
D Analytical Surveys Inc.                  com              032683302        780   30000  SH                Sole
D Andrx Corporation                        com              034551101       5235   57450  SH                Sole
D Apex PC Solutions, Inc.                  com              037945102        822   59000  SH                Sole
D Axent Technologies, Inc.                 com              05459C108        854   35500  SH                Sole
D Biogen Inc.                              com              090597105        514    4500  SH                Sole
D Brightstar Information Technol           com              10947N104        108   28000  SH                Sole
D Broadcom Corporation                     com              111320107       1313   21300  SH                Sole
D Broadvision Inc.                         com              111412102       5506   92150  SH                Sole
D CGI Group Incorporated Class A           com              39945C109        879   40300  SH                Sole
D Carrier Access Corporation               com              144460102        982   12700  SH                Sole
D Catalyst International, Inc.             com              14887T105        350   33700  SH                Sole
D Chattem Inc.                             com              162456107       1066   34100  SH                Sole
D Check Point Software                     com              M22465104        385    8950  SH                Sole
D Chevron Corp.                            com              166751107        399    4500  SH                Sole
D Chico's Fas Inc.                         com              168615102       1620   75350  SH                Sole
D Children's Place                         com              168905107       1320   49000  SH                Sole
D Cinar Corporation                        com              171905300        460   20000  SH                Sole
D Cisco Systems, Inc.                      com              17275R102        419    3827  SH                Sole
D Citrix Systems Inc.                      com              177376100        530   13900  SH                Sole
D Cognicase Inc.                           com              192423101        877   50830  SH                Sole
D Cognizant Technology Solutions           com              192446102       1060   38200  SH                Sole
D Colorado Medtech, Inc.                   com              19652U104        977   87800  SH                Sole
D Computer Concepts Corp.                  com              204897300        119   50000  SH                Sole
D Compuware Corporation                    com              205638109        286   12000  SH                Sole
D Comtech Telecommunications Cor           com              205826209        109   15000  SH                Sole
D Concord Communication                    com              206186108       1738   30500  SH                Sole
D Craftmade International Inc.             com              22413E104        172   11500  SH                Sole

                                    Voting Authority
                                  ----------------------
        Name of Issuer             Sole   Shared   None
---------------------------       ------  ------  ------
D ASV Inc.                         25000
D ATI Technologies Inc.            13000          19600
D Abacus Direct Corp.              18500
D Abercrombie & Fitch Co.           5000           1200
D Action Performance               20000
D Advance Paradigm Inc.           115000          13500
D Advanced Communication           40000           4800
D Akorn, Inc.                      50000
D America On Line                   4800           2000
D American Eagle Outfitters        35925           6325
D American Healthcorp, Inc.        15000
D American Xtal Technology         62000          28300
D Analytical Surveys Inc.          30000
D Andrx Corporation                44000          13450
D Apex PC Solutions, Inc.          59000
D Axent Technologies, Inc.         28000           7500
D Biogen Inc.                       2500           2000
D Brightstar Information Technol   28000
D Broadcom Corporation             19000           2300
D Broadvision Inc.                 80000          12150
D CGI Group Incorporated Class A   35000           5300
D Carrier Access Corporation        5500           7200
D Catalyst International, Inc.     25000           8700
D Chattem Inc.                     25400           8700
D Check Point Software              5000           3950
D Chevron Corp.                                    4500
D Chico's Fas Inc.                 56000          19350
D Children's Place                 46000           3000
D Cinar Corporation                20000
D Cisco Systems, Inc.               2925            902
D Citrix Systems Inc.               9400           4500
D Cognicase Inc.                   30000          20830
D Cognizant Technology Solutions   30000           8200
D Colorado Medtech, Inc.           60000          27800
D Computer Concepts Corp.          50000
D Compuware Corporation             7000           5000
D Comtech Telecommunications Cor   15000
D Concord Communication            30000            500
D Craftmade International Inc.     10000           1500

                      Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:
                                         -------------------
 Form 13F Information Table Entry Total: 142 Data Records

 Form 13F Information Table Value Total: $134,935    (thousandths)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]